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                         MITCHELL HUTCHINS SERIES TRUST

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001




                                                                  May 16, 2001




Dear Investor,


This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following change:

Mitchell Hutchins Series Trust has been renamed "Brinson Series Trust."

For more information on the fund, please contact your financial advisor.